TAX EXPENSE - Reconciliation of tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate
Income (loss) before tax	$ 78,398	$ (26,278)
Statutory income tax rate	26.80%	26.80%
Expected income tax	$ 21,036	$ (7,042)
Differences between Canadian and foreign tax rates	4,117	(744)
Items not deductible for tax purposes		2,850
Items not deductible for tax purposes (credit)	4,508
Share based compensation	107	587
Change in unrecognized deductible temporary differences	(7,778)	6,208
True ups	1,901	(1,913)
Effect of changes in tax rates from prior years		(71)
Effect of changes in foreign exchange rates	(2,371)	393
Inflationary adjustment and other	(1,532)	$ (268)
Mexican special mining duty	9,576
Tax expenses (Total income taxes)	$ 32,628
Effective tax rate	41.60%